Common stock	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Common stock	Preferred Stock Warrants
Sonder has the following preferred stock warrants outstanding as of December 31, 2021 (Number outstanding and exercise price are prior to the de-SPAC exchange ratio conversion, which occurred upon the consummation of the Business Combination on January 18, 2022):

Type of Warrant	Number Outstanding	Issuance Date	Exercise Price	Expiration Date
Series A	59,440	10/20/2016	$1.36	10/20/2026
Series B	57,696	1/30/2018	$2.40	1/30/2028
Series C	218,417	12/28/2018	$5.04	12/28/2025
Series D	71,456	2/21/2020	$10.50	2/21/2027
The shares of preferred stock issuable upon exercise of the warrants are convertible into common stock at the ratios described in Note 12. Exchangeable shares and redeemable convertible preferred stock. The warrants are recorded as a discount to long-term debt in the consolidated balance sheets and are amortized over the term of the related debt.
Series A Warrants
In connection with the 2016 Loan and Security Agreement, Sonder issued warrants to purchase 59,440 shares of Series A preferred shares with an exercise price of $1.36 per share (Series A warrants). The warrants expire on October 20, 2026, and the exercise price can be settled in cash or in net shares at the holder’s option. The fair value of the warrants at issuance was $0.1 million and was recorded as a liability in other non-current liabilities on the consolidated balance sheets. The change in fair value of the Series A warrant liability was not material for the year ended December 31, 2020. The fair value of the Series A warrant liability increased $0.4 million for the year ended December 31, 2021.
Series B Warrants
In connection with the January 2018 amendment to the 2016 Loan and Security Agreement, Sonder issued warrants to purchase 57,696 shares of Series B preferred shares with an exercise price of $2.40 per share (Series B warrants). The warrants expire on January 30, 2028, and the exercise price can be settled in cash or in net shares at the holder’s option. The fair value of the warrants at issuance was $0.1 million and was recorded as a liability in other non-current liabilities on the consolidated balance sheets. The warrant liability is remeasured to fair value at each reporting date as long as the warrants remain outstanding and unexercised with changes in fair value recorded in other expense, net in the consolidated statements of operations and comprehensive loss. The change in fair value of the Series B warrant liability was not material for the year ended December 31, 2020. The fair value of the Series B warrant liability increased $0.4 million for the year ended December 31, 2021.
Series C Warrants
In connection with the 2018 Loan and Security Agreement as discussed in Note 7. Debt , Sonder issued warrants to purchase 238,274 shares of Series C preferred stock with an exercise price of the lower of (i) $5.04 and (b) the lowest per share price for which Sonder’s preferred stock is sold in the next round (the Series C warrants). The number of shares is subject to adjustment based on Sonder meeting certain borrowing thresholds. The warrants are available for the greater of (i) 7 years from December 28, 2018 or (ii) 5 years from the effective date of an IPO or any reverse takeover transaction under a prospectus, filing statement, registration statement, or other similar document filed under applicable securities laws whereby Sonder’s shares are sold to the public on a securities exchange. The exercise price can be settled in cash or in net shares at the holder’s option.
In December 2019, Sonder amended its Series C warrant agreements as a result of Sonder reaching the borrowing thresholds in the original warrant agreements. The warrant agreements were amended to purchase 218,417 shares of Series C preferred stock. All other terms under the original warrant agreements remained the same. Sonder determined that the warrant amendments did not qualify as an extinguishment.
The fair value of the Series C warrants at issuance was $0.2 million and was recorded as a liability in other non-current liabilities on the consolidated balance sheets. The warrant liability is remeasured to fair value at each reporting date as long as the warrants remain outstanding and unexercised with changes in fair value recorded in other expense, net in the consolidated statements of operations and comprehensive loss. The change in fair value of the Series C warrant liability was not material for the year ended December 31, 2020. The fair value of the Series C warrant liability increased $1.2 million for the year ended December 31, 2021.
Series D Warrants
In connection with the December 2019 amendment to the 2018 Loan and Security Agreement as discussed in Note 7. Debt, Sonder also issued additional warrants to purchase 71,456 shares of Series D preferred stock with an exercise price of the lower of (i) $10.50 and (b) the lowest per share price for which Sonder’s preferred stock is sold in the next round (Series D warrants). The number of shares is subject to adjustment based on warrant coverage amounts. The warrants are available for the greater of (i) 7 years from February 21, 2020 or (ii) 5 years from the effective date of an IPO or otherwise specified exit event. The exercise price can be settled in cash or in net shares at the holder’s option. The fair value of the warrants at issuance was $0.1 million and was recorded as a liability in other non-current liabilities on the consolidated balance sheets. The warrant liability is remeasured to fair value at each reporting date as long as the warrants remain outstanding and unexercised with changes in fair value recorded in other expense, net in the consolidated statements of operations and comprehensive loss. The change in fair value of the Series C warrant liability was not material for the year ended December 31, 2020. The fair value of the Series D warrant liability increased $0.2 million during the year ended December 31, 2021.Common stock
Sonder’s Amended and Restated Certificate of Incorporation authorizes the issuance of 352,230,628 shares, including 143,234,881 of shares of common stock. The common stock has a par value of $0.000001 per share, and each common stockholder is entitled to one vote per share. Sonder is also authorized to issue 173,803,110 shares of redeemable convertible preferred stock and 35,192,637 shares of exchangeable shares, which are not included in the number of common shares authorized. As of December 31, 2021 and 2020, Sonder has reserved the following shares of common stock for future issuance:

	December 31,
	2021	2020
Conversion of preferred stock and exchangeable shares(1)	208,995,747	194,495,747
Outstanding stock options	19,865,244	12,802,899
Options available for grant under the 2019 Equity Incentive Plan	1,859,784	3,413,074
Total common stock reserved for future issuance	230,720,775	210,711,720
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(1)Includes the warrants reclassified to equity as of December 31, 2020 and those issued in connection with the 2019 Loan and Security Agreement and related amendment as of December 31, 2021 and 2020.
Equity Incentive Plans
2013 Stock Option and Grant Plan
In February 2015, Sonder adopted the 2013 Stock Option and Grant Plan (the “2013 Plan”) pursuant to which the Board of Directors may grant incentive stock options (“ISOs”) to purchase shares of Sonder’s common stock, nonstatutory stock options (“NSOs”) to purchase shares of Sonder’s common stock, restricted stock awards, unrestricted stock awards, and restricted stock units (RSUs). The 2013 Plan was subsequently amended, and no shares of common stock have been reserved for issuance. Stock options must be granted with an exercise price equal to the stock’s fair value at the date of grant. Stock options generally have a 10-year contractual term, however, we have in the past granted stock options with 6-year contractual terms. These options vest over a four-year period starting from the date specified in each agreement.
2019 Equity Incentive Plan
In December 2019, Sonder adopted the 2019 Equity Incentive Plan (the “2019 Plan”) pursuant to which the Board of Directors may grant ISOs to purchase shares of Sonder’s common stock, NSOs to purchase shares of Sonder’s common stock, restricted stock awards, unrestricted stock awards, RSUs, stock appreciation rights, performance stock units, and performance stock awards. As of December 31, 2021, the 2019 Plan reserved 1,859,784 shares of common stock for issuance. Stock options must be granted with an exercise price equal to the stock’s fair value at the date of grant. Stock options generally have a 10-year contractual term and vest over a four-year period starting from the date specified in each agreement.